Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents
Schedule of Cash and Cash Equivalents Balance

	December 31, 2024		December 31, 2025
		RMB		RMB
	Amount	equivalent	Amount	equivalent
RMB	316,708	316,708	510,076	510,076
US$	114,353	822,013	24,925	175,190
SGD	9,245	49,198	1,342	7,328
Others (i)	N/A	992	N/A	69
Total		1,188,911		692,663
(i)	As of December 31, 2024 and 2025, the other currencies consist of Hong Kong Dollar, Euro and Japanese Yen.